Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Ending Balance at Dec. 31, 2022					$ 91,469
Ending Balance (in shares) at Dec. 31, 2022					4,939,946
Ending Balance at Dec. 31, 2022	$ 1	$ 1,153	$ (97,059)	$ 28	$ (95,877)
Ending Balance (in shares) at Dec. 31, 2022	756,160
Beginning Balance at Dec. 31, 2022					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022					4,939,946
Ending Balance at Jun. 30, 2023					$ 91,469
Ending Balance (in shares) at Jun. 30, 2023					4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	1,153	(97,059)	28	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160
Ending Balance at Jun. 30, 2023	$ 1	1,367	(114,267)	23	(112,876)
Ending Balance (in shares) at Jun. 30, 2023	760,918
Beginning Balance at Dec. 31, 2022					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022					4,939,946
Ending Balance at Sep. 30, 2023					$ 91,469
Ending Balance (in shares) at Sep. 30, 2023					4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	1,153	(97,059)	28	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment				(1)	(1)
Stock option exercises		11			11
Stock option exercises (in shares)	4,412,000
Stock-based compensation		329			329
Net income (loss)			(27,969)		(27,969)
Ending Balance at Sep. 30, 2023	$ 1	1,493	(125,028)	27	$ (123,507)
Ending Balance (in shares) at Sep. 30, 2023	760,572
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Beginning Balance at Dec. 31, 2022					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2022					4,939,946
Ending Balance at Dec. 31, 2023					$ 91,469
Ending Balance (in shares) at Dec. 31, 2023					4,939,946
Beginning Balance at Dec. 31, 2022	$ 1	1,153	(97,059)	28	$ (95,877)
Beginning Balance (in shares) at Dec. 31, 2022	756,160
Ending Balance at Dec. 31, 2023	$ 1	1,608	(133,649)	17	$ (132,023)
Ending Balance (in shares) at Dec. 31, 2023	779,908				786,510
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Ending Balance at Jun. 30, 2023					$ 91,469
Ending Balance (in shares) at Jun. 30, 2023					4,939,946
Ending Balance at Jun. 30, 2023	$ 1	1,367	(114,267)	23	$ (112,876)
Ending Balance (in shares) at Jun. 30, 2023	760,918
Ending Balance at Sep. 30, 2023					$ 91,469
Ending Balance (in shares) at Sep. 30, 2023					4,939,946
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment				4	$ 4
Stock option exercises		1			1
Stock option exercises (in shares)	(346)
Stock-based compensation		125			125
Net income (loss)			(10,761)		(10,761)
Ending Balance at Sep. 30, 2023	$ 1	1,493	(125,028)	27	$ (123,507)
Ending Balance (in shares) at Sep. 30, 2023	760,572
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Ending Balance at Dec. 31, 2023					$ 91,469
Ending Balance (in shares) at Dec. 31, 2023					4,939,946
Ending Balance at Dec. 31, 2023	$ 1	1,608	(133,649)	17	$ (132,023)
Ending Balance (in shares) at Dec. 31, 2023	779,908				786,510
Beginning Balance at Dec. 31, 2023					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2023					4,939,946
Ending Balance at Jun. 30, 2024					$ 86,783
Ending Balance (in shares) at Jun. 30, 2024					4,732,044
Beginning Balance at Dec. 31, 2023	$ 1	1,608	(133,649)	17	$ (132,023)
Beginning Balance (in shares) at Dec. 31, 2023	779,908				786,510
Ending Balance at Jun. 30, 2024	$ 1	6,163	(146,692)	22	$ (140,506)
Ending Balance (in shares) at Jun. 30, 2024	780,180
Beginning Balance at Dec. 31, 2023					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2023					4,939,946
Increase (Decrease) in Convertible Preferred Stock
Exchange preferred stock for pre-funded warrants					$ (4,686)
Exchange preferred stock for pre-funded warrants (shares)					(207,902)
Ending Balance at Jul. 30, 2024					$ 86,783
Ending Balance (in shares) at Jul. 30, 2024					4,732,044
Beginning Balance at Dec. 31, 2023	$ 1	1,608	(133,649)	17	$ (132,023)
Beginning Balance (in shares) at Dec. 31, 2023	779,908				786,510
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment				3	$ 3
Exchange preferred stock for pre-funded warrants		4,332			4,332
Stock option exercises		9			9
Stock option exercises (in shares)	305
Stock-based compensation		642			642
Net income (loss)			(21,278)		(21,278)
Ending Balance at Jul. 30, 2024	$ 1	6,591	(154,927)	20	$ (148,315)
Ending Balance (in shares) at Jul. 30, 2024	780,213
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Beginning Balance at Dec. 31, 2023					$ 91,469
Beginning Balance (in shares) at Dec. 31, 2023					4,939,946
Beginning Balance at Dec. 31, 2023	$ 1	1,608	(133,649)	17	$ (132,023)
Beginning Balance (in shares) at Dec. 31, 2023	779,908				786,510
Increase (Decrease) in Stockholders' Deficit
Issuance of earn-out shares (in shares)					1,147,500
Ending Balance at Sep. 30, 2024	$ 1	89,786	(13,217)	(9)	$ 76,561
Ending Balance (in shares) at Sep. 30, 2024	14,535,136				14,535,136
Ending Balance at Jun. 30, 2024					$ 86,783
Ending Balance (in shares) at Jun. 30, 2024					4,732,044
Ending Balance at Jun. 30, 2024	$ 1	6,163	(146,692)	22	$ (140,506)
Ending Balance (in shares) at Jun. 30, 2024	780,180
Ending Balance at Jul. 30, 2024					$ 86,783
Ending Balance (in shares) at Jul. 30, 2024					4,732,044
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment				(2)	$ (2)
Stock option exercises		7			7
Stock option exercises (in shares)	33
Stock-based compensation		421			421
Net income (loss)			(8,235)		(8,235)
Ending Balance at Jul. 30, 2024	$ 1	6,591	(154,927)	20	$ (148,315)
Ending Balance (in shares) at Jul. 30, 2024	780,213
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Predecessor
Foreign currency translation adjustment					$ (9)
Net income (loss)					3,606
Ending Balance at Sep. 30, 2024	$ 1	89,786	(13,217)	(9)	$ 76,561
Ending Balance (in shares) at Sep. 30, 2024	14,535,136				14,535,136
Increase (Decrease) in Stockholders' Deficit
Financial Designation, Predecessor and Successor [Fixed List]					Successor
Beginning Balance at Jul. 31, 2024	$ 1	89,786	(16,823)		$ 72,964
Beginning Balance (in shares) at Jul. 31, 2024	13,387,636
Increase (Decrease) in Stockholders' Deficit
Foreign currency translation adjustment				(9)	(9)
Issuance of earn-out shares (in shares)	1,147,500
Net income (loss)			3,606		3,606
Ending Balance at Sep. 30, 2024	$ 1	$ 89,786	$ (13,217)	$ (9)	$ 76,561
Ending Balance (in shares) at Sep. 30, 2024	14,535,136				14,535,136